CAPITAL STOCK (Details)																				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 02, 2025 $ / shares shares	Jun. 01, 2025 $ / shares shares	May 27, 2025	May 22, 2025	May 21, 2025	Mar. 14, 2025 $ / shares shares	Mar. 13, 2025 $ / shares shares	Mar. 03, 2025	Oct. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 shares	Sep. 29, 2024	May 31, 2024 shares	May 30, 2024 shares	May 29, 2024 $ / shares shares	May 28, 2024 USD ($) $ / shares shares	Apr. 25, 2024	Apr. 24, 2024	Feb. 02, 2024 $ / shares shares	Nov. 07, 2023 USD ($) $ / shares shares	Oct. 31, 2024 $ / shares shares	Apr. 30, 2024	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Oct. 30, 2024 $ / shares shares	May 14, 2024 $ / shares shares	May 13, 2024 shares	Apr. 29, 2024 $ / shares
CAPITAL STOCK
Number of shares issued																										4,501
Class of warrant or right, number of Shares called by each pre-funded warrant															1
Change in deemed dividend related to warrant modification | $																						$ 15,500,244		$ 54,326,896		$ 77,757
Exercise price of warrants (in dollars per share) | $ / shares																			$ 25.8
Reverse stock split of its common stock		0.067					0.02									0.05	0.05				1
Adjustment for reverse split (in Shares)	0
Percentage of placement fees									6
Reimbursed expenses | $									$ 100,000
Threshold number of days within which registration statement is filed									20 days
Net proceeds from issuance of common stock | $									$ 5,700,000.00000																	64,397
Unrealized gain (loss) on change in fair value of warrants classified as a liability | $																						$ (6,410)	$ (5,160,000)	$ (318,840)	$ (9,564,000)	(9,430,000)	$ (854,400)
Capitalized transaction costs for asset purchase transaction written off | $																										$ 217,000
Number of warrants outstanding										26,332												3,424,291		3,424,291		26,332	261,029
Deemed dividend - warrant repricing | $																			$ 6,397,939							$ 155,330
Number of warrants exercised																								467,859		8,626,796
March 2025 Reverse Stock Split
CAPITAL STOCK
Threshold period to amend certificate of incorporation for authorizing reverse stock split										12 months
Reverse stock split of its common stock						0.02		0.02		0.02	0.20
June 2025 Reverse Stock Split
CAPITAL STOCK
Threshold period to amend certificate of incorporation for authorizing reverse stock split				12 months
Reverse stock split of its common stock	0.067		0.067	0.02	0.20
Registered direct offering
CAPITAL STOCK
Number of shares issued									25,663									161,403
Net proceeds from issuance of common stock | $															$ 10,500,000
Unrealized gain (loss) on change in fair value of warrants classified as a liability | $																										$ 1,633,767
Private Placement
CAPITAL STOCK
Public offering price for each share together with warrant | $ / shares									$ 240
Purchase price of warrant per share | $ / shares									240
Public offering
CAPITAL STOCK
Number of shares issued															9,230,769
Number of shares in a unit															1
Purchase price of each units other than units with include pre funded warrants (in dollars per share) | $ / shares															$ 1.3
Minimum
CAPITAL STOCK
Exercise price of warrants (in dollars per share) | $ / shares																		$ 25.8
Maximum
CAPITAL STOCK
Exercise price of warrants (in dollars per share) | $ / shares																		80
Series A warrant | March 2025 Reverse Stock Split
CAPITAL STOCK
Number of common stock called by warrants																													655,676	122,521
Exercise price of warrants (in dollars per share) | $ / shares									26.91											$ 26.91
Series A warrant | June 2025 Reverse Stock Split
CAPITAL STOCK
Number of shares issued	3,286,016	626,555
Series A warrant | Public offering
CAPITAL STOCK
Number of shares issued												91,890,698	9,230,769	12,308						122,521
Number of shares in a unit															1
Number of common shares that each warrant has right to purchase															1
Class of warrant or right, number of warrants called by each pre-funded warrant															1
Exercise price of warrants (in dollars per share) | $ / shares															$ 1.99
Series A Warrants amended by Warrant Amendment | March 2025 Reverse Stock Split
CAPITAL STOCK
Exercise price of warrants (in dollars per share) | $ / shares																													$ 150
Series A Warrants amended by Warrant Amendment | June 2025 Reverse Stock Split
CAPITAL STOCK
Exercise price of warrants (in dollars per share) | $ / shares	$ 5.13	$ 26.91
Series A Warrants amended by Warrant Amendment | Public offering
CAPITAL STOCK
Exercise price of warrants (in dollars per share) | $ / shares									150.00					$ 1,492.5						$ 150.00											$ 1.99
Series A Warrants not amended by Warrant Amendment | March 2025 Reverse Stock Split
CAPITAL STOCK
Exercise price of warrants (in dollars per share) | $ / shares																													$ 141.75
Series A Warrants not amended by Warrant Amendment | Public offering
CAPITAL STOCK
Exercise price of warrants (in dollars per share) | $ / shares									141.75											141.75
Series B warrant | March 2025 Reverse Stock Split
CAPITAL STOCK
Number of common stock called by warrants						163,019	3,009
Exercise price of warrants (in dollars per share) | $ / shares						$ 26.91	$ 1,492.5
Series B warrant | June 2025 Reverse Stock Split
CAPITAL STOCK
Number of common stock called by warrants	286,123	54,558
Exercise price of warrants (in dollars per share) | $ / shares	$ 5.13	$ 26.91
Series B warrant | Public offering
CAPITAL STOCK
Number of common shares that each warrant has right to purchase															1
Number of warrants in a unit															1
Class of warrant or right, number of warrants called by each pre-funded warrant															1
Exercise price of warrants (in dollars per share) | $ / shares														$ 1.99
Series C Warrants
CAPITAL STOCK
Exercise price of warrants (in dollars per share) | $ / shares									$ 240											$ 240
Series C Warrants | Private Placement
CAPITAL STOCK
Number of common stock called by warrants									27,083											27,083
Series D Warrants
CAPITAL STOCK
Exercise price of warrants (in dollars per share) | $ / shares									$ 240											$ 240
Multiplier used for shares issuable upon cashless exercise option									1											1
Number of warrants outstanding																						0		0
Series D Warrants | March 2025 Reverse Stock Split
CAPITAL STOCK
Number of common stock called by warrants						136,698	27,083
Exercise price of warrants (in dollars per share) | $ / shares						$ 47.55	$ 240
Series D Warrants | Private Placement
CAPITAL STOCK
Number of common stock called by warrants									27,083											27,083
Series D Warrants | Maximum
CAPITAL STOCK
Exercise price of warrants (in dollars per share) | $ / shares									$ 47.55											$ 47.55
Placement Agent Warrants
CAPITAL STOCK
Number of common stock called by warrants									1,354											1,354
Exercise price of warrants (in dollars per share) | $ / shares									$ 240											$ 240
Percentage of shares issued to common stock and pre-funded warrants offered									5											5
Placement Agent Warrants | Public offering
CAPITAL STOCK
Number of common stock called by warrants															461,538
Pre-Funded Warrants
CAPITAL STOCK
Exercise price of warrants (in dollars per share) | $ / shares									$ 0.0001									$ 0.0001		$ 0.0001
Pre-Funded Warrants | Registered direct offering
CAPITAL STOCK
Number of common stock called by warrants									1,420									120,800		1,420
Pre-Funded Warrants | Public offering
CAPITAL STOCK
Number of shares in a unit															1
Purchase price of each units include pre funded warrants (in dollars per share) | $ / shares															$ 1.2999
May 2024 Series A Warrant
CAPITAL STOCK
Number of warrants outstanding																												12,205
May 2024 Series A Warrant | Minimum
CAPITAL STOCK
Exercise price of warrants (in dollars per share) | $ / shares																												$ 150
Warrants issued in October 2020
CAPITAL STOCK
Number of remaining warrants issued																			7,950
Exercise price of warrants (in dollars per share) | $ / shares																			$ 30.2
Warrants issued in November 2019
CAPITAL STOCK
Number of remaining warrants issued																			22,891
Exercise price of warrants (in dollars per share) | $ / shares																			$ 29.4
Private Common Warrants | Registered direct offering
CAPITAL STOCK
Number of common stock called by warrants																		564,407
Number of warrants exercised																										120,800
Warrants issued in December 2020
CAPITAL STOCK
Number of remaining warrants issued																			5,000
Exercise price of warrants (in dollars per share) | $ / shares																			$ 26.2
Warrants issued in December 2020, One
CAPITAL STOCK
Number of remaining warrants issued																			2,500
Warrants issued in December 2020, two
CAPITAL STOCK
Number of remaining warrants issued																			2,500